Document and Entity Information	0 Months Ended
Aug. 01, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug. 01, 2012
Registrant Name	First Investors Income Funds
Central Index Key	0000740967
Amendment Flag	false
Document Creation Date	Aug. 01, 2012
Document Effective Date	Aug. 03, 2012
Prospectus Date	Aug. 06, 2012